Property and Equipment (Tables)	12 Months Ended
Feb. 01, 2014
Property and Equipment

Property and equipment consist of:

		(in thousands)
	Useful Lives	February 1, 2014	February 2, 2013
Land	N/A	$162,331	$162,849
Buildings	20 to 40 Years	365,101	361,028
Store Fixtures and Equipment	3 to 10 Years	568,342	503,736
Software	3 to 5 Years	163,547	149,322
Leasehold Improvements	Shorter of lease term or useful life	432,644	405,199
Construction in Progress	N/A	35,996	19,041

		1,727,961	1,601,175
Less: Accumulated Depreciation		(825,304)	(722,870)

Total Property and Equipment, Net of Accumulated Depreciation and Amortization		$902,657	$878,305